Related Party Transactions	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Related Party Transactions

Note 9 - Related Party Transactions

As of November 30, 2013, the Company has a note payable to a director of the Company for $500,000. The note is included in indebtedness to related parties on the consolidated balance sheet as of November 30, 2013. The note bears interest at an annual rate of 15%, and principal and interest are payable in full at the April 11, 2014 maturity date. Interest is payable in the form of shares of common stock not to exceed 150,000 shares at a fixed price of $.50 per share. For the three and six months ended November 30, 2013, the Company has recorded approximately $19,000 and $38,000 in interest expense, respectively. As of November 30, 2013, the Company has recorded approximately $48,000 in common stock payable related to accrued interest.

During the year ended May 31, 2013, the Company issued a convertible note (see Note 4) to the above director. The note has a face value of $1,000,000, and interest is payable at a rate of 5% in cash semi-annually in arrears beginning on April 1, 2013. The principal of the note is payable in full at the October 16, 2015 maturity date. The note is convertible into common shares at a fixed conversion price of $.75 per share at any time at the election of the holder of the note. In conjunction with the note, the Company issued 1,333,333 detachable common stock warrants at an exercise price of $2.00 per share. The warrants expire on October 16, 2014. The Company recorded debt discounts related to the fair value of the warrants and the intrinsic value of the beneficial conversion feature at the commitment date of the note. As of November 30, 2013, the carrying value of this convertible note was approximately $375,000, which is included in convertible notes payable, net in long-term liabilities on the consolidated balance sheet. During the three and six months ended November 30, 2013 and 2012, the Company recognized approximately $84,000, $168,000 and $41,000, respectively, in interest expense related to the amortization of the above discounts.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.

10 - Related Party Transactions

During the year ended May 31, 2013, the Company issued a note payable to a director of the Company for $500,000. The note is included in Indebtedness to related parties on the consolidated balance sheet as of May 31, 2013. The note bears interest at an annual rate of 15%, and principal and interest are payable in full at the April 11, 2014 maturity date. At the election of the Company, interest may be paid in the form of shares of common stock not to exceed 150,000 shares at a fixed price of $.50 per share.

During the year ended May 31, 2013, the Company issued a convertible note (see Note 4) to the above director. The note has a face value of $1,000,000, and interest is payable at a rate of 5% in cash semi-annually in arrears beginning on April 1, 2013. The principal of the note is payable in full at the October 16, 2015 maturity date. The note is convertible into common shares at a fixed conversion price of $.75 per share at any time at the election of the holder of the note. In conjunction with the note, the Company issued 1,333,333 detachable common stock warrants at an exercise price of $2.00 per share. The warrants expire on October 16, 2014. The Company recorded debt discounts related to the fair value of the warrants and the intrinsic value of the beneficial conversion feature at the commitment date of the note. As of May 31, 2013, the carrying value of this convertible note was approximately $207,000, which is included in convertible notes payable, net in long-term liabilities on the consolidated balance sheet. During the year ended May 31, 2013, the Company recognized approximately $207,000 in interest expense related to the amortization of the above discounts.

See also the description of the Settlement Agreement with the spouse of the Company’s chief executive officer and an unrelated party in Note 5 above.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.